UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska   68130

(Address of principal executive offices)

(Zip code)

James Ash

80 Arkay Drive, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

 6/30

Date of reporting period:    12/31/12

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

AmericaFirst Defensive Growth Fund

AmericaFirst Income Trends Fund

AmericaFirst Absolute Return Fund

AmericaFirst Quantitative Strategies Fund

December 31, 2012

Mutual Fund Series Trust

c/o Gemini Fund Services, LLC

17605 Wright Street, Suite 2

Omaha, NE 68130

AmericaFirst Capital Management, LLC is located at 8150 Sierra College Blvd (Suite 290); Roseville, CA and distributes its mutual funds through Northern Lights Distributors, LLC. AmericaFirst Capital Management, LLC is an owner of Matrix Capital Group, Inc. AmericaFirst is not affiliated with Burlington Capital Group, LLC (formerly America First Companies) or any of its subsidiaries.

AMERICA FIRST FUNDS                                                                        SEMI-ANNUAL REPORT

EXPENSE EXAMPLE

Information About Your Fund’s Expenses (Unaudited)

Total Fund operating expense ratios as stated in the current Fund’s prospectus dated November 1, 2012 were as follows:
America First Defensive Growth Fund Class A, gross of fee waivers or expense reimbursements	3.97%
America First Defensive Growth Fund Class A, after waiver and reimbursement	3.35%
America First Defensive Growth Fund Class U, gross of fee waivers or expense reimbursements	4.47%
America First Defensive Growth Fund Class U, after waiver and reimbursement	3.85%
America First Defensive Growth Fund Class I, gross of fee waivers or expense reimbursements	3.47%
America First Defensive Growth Fund Class I, after waiver and reimbursement	2.85%

America First Income Trends Fund Class A, gross of fee waivers or expense reimbursements	2.43%
America First Income Trends Fund Class A, after waiver and reimbursement	2.24%
America First Income Trends Fund Class U, gross of fee waivers or expense reimbursements	2.93%
America First Income Trends Fund Class U, after waiver and reimbursement	2.74%
America First Income Trends Fund Class I, gross of fee waivers or expense reimbursements	1.93%
America First Income Trends Fund Class I, after waiver and reimbursement	1.74%

America First Absolute Return Fund Class A, gross of fee waivers or expense reimbursements	3.41%
America First Absolute Return Fund Class A, after waiver and reimbursement	3.40%
America First Absolute Return Fund Class U, gross of fee waivers or expense reimbursements	3.91%

America First Absolute Return Fund Class U, after waiver and reimbursement

America First Absolute Return Fund Class I, gross of fee waivers or expense reimbursements

America First Absolute Return Fund Class I, after waiver and reimbursement

3.90% 2.91% 2.90%
America First Quantitative Strategies Fund Class A, gross of fee waivers or expense reimbursements	1.75%
America First Quantitative Strategies Fund Class A, after waiver and reimbursement	1.53%
America First Quantitative Strategies Fund Class C, gross of fee waivers or expense reimbursements	2.50%
America First Quantitative Strategies Fund Class C, after waiver and reimbursement	2.28%

The Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the America First Defensive Growth Fund’s total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds, and extraordinary expenses) at 2.45% for Class A shares, 2.95% for Class U shares and 1.95% for Class I shares of the America First Defensive Growth Fund’s average daily net assets through October 31, 2013. Total Gross Operating Expenses (Annualized) during the six month period ended December 31, 2012 were 3.52% for Class A, 4.02% for Class U and 3.01% for Class I of the America First Defensive Growth Fund. The Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the America First Income Trends Fund’s total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds, and extraordinary expenses) at 2.20% for Class A shares, 2.70% for Class U shares and 1.70% for Class I shares of the America First Income Trends Fund’s average daily net assets through October 31, 2013. Total Gross Operating Expenses (Annualized) during the six month period ended December 31, 2012 were 2.49% for Class A, 2.99% for Class U and 1.99% for Class I of the America First Income Trends Fund. The Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the Absolute Return Fund’s total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds, and extraordinary expenses) at 2.45% for Class A shares, 2.95% for Class U shares and 1.95% for Class I shares of the America First Absolute Return Fund’s average daily net assets through October 31, 2013. Total Gross Operating Expenses (Annualized) during the six month period ended December 31, 2012 were 3.06% for Class A and 3.58% for Class U and 2.63% for Class I of the America First Absolute Return Fund. The Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the Quantitative Strategies Fund’s total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds, and extraordinary expenses) at 1.50% for Class A shares and 2.25% for Class C shares of the America First Quantitative Strategies Fund’s average daily net assets through October 31, 2013. Total Gross Operating Expenses (Annualized) during the six month period ended December 31, 2012 were 1.72% for Class A and 2.46% for Class C of the America First Quantitative Strategies Fund. Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 4) sections of this report for gross and net expense related disclosure during the six month period ended December 31, 2012.

AMERICA FIRST FUNDS                                                                     SEMI-ANNUAL REPORT

EXPENSE EXAMPLE

Information About Your Fund’s Expenses (Unaudited) (Continued)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period (7/1/12) and held for the entire period through 12/31/12.

Actual Expenses

The first section of each table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period/year.

Hypothetical Example for Comparison Purposes

The second section of each table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Fund’s prospectus.

Expenses and Value of a $1,000 Investment for the six month period from July 1, 2012 through December 31, 2012

Actual Fund Return (in parentheses)	Beginning Account Value 7/1/12	Ending Account Value 12/31/12	Expenses Paid During Period*
America First Defensive Growth Fund Class A (+3.79%)	$ 1,000.00	$ 1,037.80	$ 17.38
America First Defensive Growth Fund Class U (+3.50%)	1,000.00	1,036.10	19.49
America First Defensive Growth Fund Class I (+4.09%)	1,000.00	1,042.60	14.02
Hypothetical 5% Fund Return	Beginning Account Value 7/1/12	Ending Account Value 12/31/12	Expenses Paid During Period*
America First Defensive Growth Fund Class A	$ 1,000.00	$ 1,006.68	$ 17.11
America First Defensive Growth Fund Class U	1,000.00	1,003.59	19.18
America First Defensive Growth Fund Class I	1,000.00	1,007.79	13.78

*

Expenses are equal to the Fund’s annualized expense ratios of 3.00%, 3.50% and 2.50% for the America First Defensive Growth Fund Class A, Class U and Class I shares, respectively; multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

AMERICA FIRST FUNDS                                                                       SEMI-ANNUAL REPORT

EXPENSE EXAMPLE

Information About Your Fund’s Expenses (Unaudited) (Continued)

Expenses and Value of a $1,000 Investment for the six month period from July 1, 2012 through December 31, 2012

Actual Fund Return (in parentheses)	Beginning Account Value 7/1/12	Ending Account Value 12/31/12	Expenses Paid During Period*
America First Income Trends Fund Class A (+2.44%)	$ 1,000.00	$ 1,078.10	$ 11.60
America First Income Trends Fund Class U (+2.15%)	1,000.00	1,075.30	14.14
America First Income Trends Fund Class I (+2.69%)	1,000.00	1,080.90	8.97
Hypothetical 5% Fund Return	Beginning Account Value 7/1/12	Ending Account Value 12/31/12	Expenses Paid During Period*
America First Income Trends Fund Class A	$ 1,000.00	$ 1,013.70	$ 11.24
America First Income Trends Fund Class U	1,000.00	1,011.24	13.70
America First Income Trends Fund Class I	1,000.00	1,016.40	8.69

*

Expenses are equal to the Fund’s annualized expense ratios of 2.20%, 2.70% and 1.70% for the America First Income Trends Fund Class A, Class U and Class I shares, respectively; multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

Expenses and Value of a $1,000 Investment for the six month period from July 1, 2012 through December 31, 2012

Actual Fund Return (in parentheses)	Beginning Account Value 7/1/12	Ending Account Value 12/31/12	Expenses Paid During Period*
America First Absolute Return Fund Class A (-2.99%)	$ 1,000.00	$ 996.80	$ 16.91
America First Absolute Return Fund Class U (-3.16%)	1,000.00	994.60	19.29
America First Absolute Return Fund Class I (-2.73%)	1,000.00	998.90	14.21
Hypothetical 5% Fund Return	Beginning Account Value 7/1/12	Ending Account Value 12/31/12	Expenses Paid During Period*
America First Absolute Return Fund Class A	$ 1,000.00	$ 1,007.93	$ 17.00
America First Absolute Return Fund Class U	1,000.00	1,001.59	19.36
America First Absolute Return Fund Class I	1,000.00	1,014.78	14.33

*

Expenses are equal to the Fund’s annualized expense ratios of 2.91%, 3.41% and 2.41% for the America First Absolute Return Fund Class A, Class U and Class I shares, respectively; multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

AMERICA FIRST FUNDS                                                                     SEMI-ANNUAL REPORT

EXPENSE EXAMPLE

Information About Your Fund’s Expenses (Unaudited) (Continued)

Expenses and Value of a $1,000 Investment for the six month period from July 1, 2012 through December 31, 2012

Actual Fund Return (in parentheses)	Beginning Account Value 7/1/12	Ending Account Value 12/31/12	Expenses Paid During Period*
America First Quantitative Strategies Fund Class A (+5.80%)	$ 1,000.00	$ 1,100.30	$ 7.94
America First Quantitative Strategies Fund Class C (+5.62%)	1,000.00	1,094.50	11.82
Hypothetical 5% Fund Return	Beginning Account Value 7/1/12	Ending Account Value 12/31/12	Expenses Paid During Period*
America First Quantitative Strategies Fund Class A	$ 1,000.00	$ 1,017.28	$ 7.62
America First Quantitative Strategies Fund Class C	1,000.00	1,013.55	11.36

*

Expenses are equal to the Fund’s annualized expense ratios of 1.50% and 2.25% for the America First Quantitative Strategies Fund Class A and Class C shares, respectively; multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Fund’s prospectus, which can be obtained from your investment representative or by calling 1-877-217-8363.  Please read it carefully before you invest or send money.

America First Defensive Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2012

	Shares	Value

COMMON STOCK - 90.37%
AGRICULTURE - 8.65%
Reynolds American, Inc. (a)	17,066	$ 707,044
Alliance One International, Inc. * (a)	120,128	437,266
		1,144,310
BEVERAGES - 27.48%
Constellation Brands, Inc. - Class A * (a)	22,479	795,532
Cott Corp. (a)	93,212	748,492
Dr Pepper Snapple Group, Inc. (a)	16,616	734,095
Green Mountain Coffee Roasters, Inc. * (a)	32,845	1,358,469
		3,636,588
FOOD - 11.26%
Flowers Foods, Inc. (a)	36,617	852,078
Hain Celestial Group, Inc. * (a)	11,763	637,790
		1,489,868
HEALTHCARE-PRODUCTS - 17.84%
Abaxis, Inc.(a)	20,531	761,700
Blyth, Inc. (a)	29,325	456,004
Church & Dwight Co., Inc. (a)	13,702	734,016
Hospira, Inc. * (a)	3,630	113,401
Luxottica Group SPA - ADR (a)	3,148	130,170
Medical Action Industries, Inc. * (a)	61,181	164,577
		2,359,868
PHARMACEUTICALS - 19.89%
Amerisource Bergen Corp. (a)	18,988	819,902
Bristol-Myers Squibb Co. (a)	21,988	716,589
Cardinal Health, Inc. (a)	2,883	118,722
McKesson Corp. (a)	8,520	826,099
Synutra International, Inc. * (a)	32,354	149,799
		2,631,111
RETAIL - 5.25%
Nu Skin Enterprises, Inc. (a)	18,756	694,910

TOTAL COMMON STOCK ( Cost - $11,887,232)		$ 11,956,655

SHORT-TERM INVESTMENT - 6.37%
MONEY MARKET FUND - 6.37%
Fidelity Institutional Money Market - Money Market Portfolio, Institutional Class, 0.18% **	842,765	$ 842,765

TOTAL SHORT-TERM INVESTMENT ( Cost - $842,765)		842,765

TOTAL INVESTMENTS IN SECURITIES HELD LONG ( Cost - $12,729,997) (b) - 96.74%		$ 12,799,420
TOTAL INVESTMENTS IN SECURITIES SOLD SHORT ( Proceeds - $3,172,163) - (22.89) %		(3,028,934)
OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 26.15%		3,460,177
NET ASSETS - 100%		$ 13,230,663

INVESTMENTS IN SECURITIES SOLD SHORT - (22.89) %

AUTO PARTS & EQUIPMENT - (5.83) %
Lear Corp.	16,462	$ 771,080

HEALTHCARE - PRODUCTS - (4.69) %
Boston Scientific Corp. *	108,378	621,006

MINING - (4.47) %
Kinross Gold Corp.	60,929	592,230

OIL & GAS - (4.33) %
Energy IIX Bermuda Ltd.	17,794	572,789

SOFTWARE - (3.57) %
Allscripts Healthcare Solutions, Inc. *	50,088	471,829

TOTAL COMMON STOCK (Proceeds $3,172,163)		$ 3,028,934
The accompanying notes are an integral part of these financial statements.
America First Defensive Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2012

ADR	American Depositary Receipts.
*	Non-income producing security.
**	The rate shown represents the rate at December 31, 2012 and is subject to change daily.
(a)	All or a portion of the security is segregated as collateral for securities sold short at December 31, 2012.
(b)

Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes, including short sales,  is $9,655,872 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 885,416
		Unrealized depreciation:	(770,802)
		Net unrealized appreciation:	$ 114,614

	The Fund's holdings were divided among the following economic sectors:
			Value	Percentage
	BEVERAGES		$ 3,636,588	37.22%
	PHARMACEUTICALS		2,631,111	26.93%
	HEALTHCARE-PRODUCTS		1,738,862	17.80%
	FOOD		1,489,868	15.25%
	AGRICULTURE		1,144,310	11.71%
	MONEY MARKET FUND		842,765	8.62%
	RETAIL		694,910	7.11%
	SOFTWARE		(471,829)	(4.83)%
	OIL & GAS		(572,789)	(5.86)%
	MINING		(592,230)	(6.06)%
	AUTO PARTS & EQUIPMENT		(771,080)	(7.89)%
	Total Portfolio Holdings		$ 9,770,486	100.00%

	The percentages in the above table are based on market value of the Fund's portfolio holdings as of December 31, 2012 and are subject to change.
The accompanying notes are an integral part of these financial statements.

America First Income Trends Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2012

	Shares	Value

COMMON STOCK - 21.59%
INVESTMENT COMPANIES - 8.60%
PennantPark Investment Corp.	55,815	$ 613,686
Prospect Capital Corp.	66,175	719,322
TICC Capital Corp.	50,000	506,000
		1,839,008
OIL & GAS - 4.31%
Penn West Energy Petroleum Ltd.	85,000	923,100

REITS - 8.68%
Liberty Property Trust	13,500	482,895
Starwood Property Trust, Inc.	23,499	539,537
Two Harbors Investment Corp.	75,311	834,446
		1,856,878

TOTAL COMMON STOCK ( Cost - $4,811,522)		4,618,986

PREFERRED STOCK - 43.95%
BANKS - 22.81%
Ally Financial, Inc., 8.50%	29,955	786,918
Bank of America Corp., 8.20%	26,430	676,608
Deutsche Bank Contingent Capital Trust III, 7.60%	23,733	639,367
GMAC Capital Trust I, 8.125%	28,053	747,613
HSBC Holdings PLC, 8.00%	21,836	601,800
Lloyds Banking Group PLC, 7.75%	22,572	618,924
Zions Bancorporation, 9.50%	31,240	808,491
		4,879,721
COMPUTERS - 4.40%
Unisys Corp., 6.25%	17,809	940,492

INSURANCE - 7.44%
Aegon N.V., 8.00%	23,282	651,430
Avia PLC, 8.25%	11,543	320,895
ING Groep N.V., 7.05%	24,817	620,673
		1,592,998
INVESTMENT COMPANIES - 2.96%
KKR Financial Holdings LLC, 8.375%	22,622	632,735

PROPERTY & CASUALTY - 3.01%
Endurance SP Holdings, 7.50%	24,138	643,519

REITS - 1.84%
Vornado Realty LP, 7.875%	14,574	394,664

SAVINGS & LOANS - 1.49%
First Niagara Financial Group, Inc., 8.625%	11,178	318,014

TOTAL PREFERRED STOCK ( Cost - $9,450,739)		9,402,143

The accompanying notes are an integral part of these financial statements.
America First Income Trends Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2012

	CORPORATE BONDS - 9.63%	Principal	Value
	HEALTHCARE - SERVICES - 2.21%
	IASIS Healthcare LLC, 8.375%, 5/5/2019	$ 500,000	$ 473,125

	MEDIA - 4.17%
	Clear Channel Communications, Inc., 9.00%, 3/1/2021	1,000,000	892,500

	SOVEREIGN - 3.25%
	Venezuela Governemnt International Bond, 9.25%, 9/15/2027	700,000	693,875

	TOTAL CORPORATE BONDS ( Cost - $1,962,531)		2,059,500

	CLOSED-END FUNDS - 8.80%	Shares
	Eaton Vance Tax-Managed Buy-Write Opportunities Fund	78,000	975,000
	Eaton Vance Tax Managed Global Buy Write Opportunities Fund	85,000	908,650

	TOTAL CLOSED-END FUNDS ( Cost - $1,954,720)		1,883,650

	SHORT TERM INVESTMENT - 10.18%
	MONEY MARKEY FUND - 10.18%
	Fidelity Institutional Money Market - Money Market Portfolio, Insitutional Class, 0.18% **	2,178,562	2,178,562

	TOTAL SHORT TERM INVESTMENT ( Cost - $2,178,562)		2,178,562

	TOTAL INVESTMENTS - 94.15% ( Cost - $20,358,074) (a)		$ 20,142,841
	OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 5.85%		1,250,524
	NET ASSETS - 100%		$ 21,393,365

LP - Limited Partnership.
PLC - Public Liability Company.
** The rate shown represents the rate at December 31, 2012 and is subject to change daily.
(a)

Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $20,456,229 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 167,422
	Unrealized depreciation:	(480,810)
	Net unrealized depreciation:	$ (313,388)

	The Fund's holdings were divided among the following economic sectors:
		Value	Percentage
	BANKS	$ 4,879,721	24.23%
	INVESTMENT COMPANIES	2,471,743	12.27%
	REITS	2,251,542	11.18%
	MONEY MARKET FUND	2,178,562	10.82%
	CLOSED-END FUNDS	1,883,650	9.35%
	INSURANCE	1,592,998	7.91%
	COMPUTERS	940,492	4.67%
	OIL & GAS	923,100	4.58%
	MEDIA	892,500	4.43%
	SOVEREIGN	693,875	3.44%
	PROPERTY & CASUALTY	643,519	3.19%
	HEALTHCARE - SERVICES	473,125	2.35%
	SAVINGS & LOAN	318,014	1.58%
	Total Portfolio Holdings	$ 20,142,841	100.00%

	The percentages in the above table are based on market value of the Fund's portfolio holdings as of December 31, 2012 and are subject to change.
The accompanying notes are an integral part of these financial statements.

America First Absolute Return Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2012

	Shares	Value

COMMON STOCK - 99.25%
AEROSPACE/DEFENSE - 7.95%
L-3 Communications Holdings, Inc.	15,386	$ 1,178,875
Northrop Grumman Corp.	16,862	1,139,534
		2,318,409
AGRICULTURE - 8.11%
British American Tobacco PLC - ADR	11,750	1,189,688
Imperial Tobacco Group PLC	30,530	1,177,058
		2,366,746
AIRLINES - 4.10%
Spirit Airlines, Inc. *	67,455	1,195,303

BANKS - 7.59%
Texas Capital Banchshares, Inc. *	24,496	1,097,911
US Bancorp	34,914	1,115,153
		2,213,064
COMMERCIAL SERVICES - 8.56%
Deluxe Corp.	37,915	1,222,380
Equifax, Inc.	23,562	1,275,175
		2,497,555
COMPUTERS - 4.22%
Seagate Technology PLC	40,438	1,232,550

DIVERSIFIED FINANCIAL SERVICES - 15.76%
Ashmore Group PLC	196,815	1,149,237
Discover Financial Services	28,995	1,117,757
Netspend Holdings, Inc. *	103,600	1,224,552
SLM Corp.	64,618	1,106,906
		4,598,452
HEALTHCARE - SERVICES - 4.27%
Amsurg Corp. - Cl. A *	41,485	1,244,965

INTERNET - 4.00%
Liquidity Services, Inc. *	28,561	1,167,002

INVESTMENT COMPANIES - 4.01%
BlackRock Kelso Capital Corp.	116,407	1,171,054

MINING - 4.30%
BHP Billiton Ltd. - ADR	15,988	1,253,779

PHARMACEUTICALS - 4.11%
AstraZeneca PLC - ADR	25,336	1,197,633

REITS - 3.96%
Colony Financial, Inc.	59,169	1,153,796

RETAIL - 14.73%
Asbury Automotive Group, Inc. *	37,180	1,190,875
Francesca's Holdings Corp. *	41,598	1,079,884
GNC Holdings, Inc.	32,184	1,071,084
Susser Holdings Corp. *	27,658	953,924
		4,295,767
SOFTWARE - 3.58%
CSG Systems International, Inc. *	57,469	1,044,786

TOTAL COMMON STOCK ( Cost - $29,246,122)		28,950,861
The accompanying notes are an integral part of these financial statements.

America First Absolute Return Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2012

		Shares	Value
	SHORT TERM INVESTMENT - 0.99%
	MONEY MARKET FUND - 0.99%
	Fidelity Institutional Money Market - Money Market Portfolio, Institutional Class, 0.18% **	287,405	$ 287,405

	TOTAL SHORT TERM INVESTMENT ( Cost - $287,405)		287,405

	TOTAL INVESTMENTS - ( Cost - $29,533,527) (a) - 100.24%		$ 29,238,266
	LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.24) %		(68,773)
	NET ASSETS - 100%		$ 29,169,493

ADR	American Depositary Receipts.
PLC	Public Liability Company.
*	Non-income producing security.
**	The rate shown represents the rate at December 31, 2012 and is subject to change daily.
(a)

Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $29,537,675 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 918,402
	Unrealized depreciation:	(1,217,811)
	Net unrealized depreciation:	$ (299,409)

	The Fund's holdings were divided among the following economic sectors:
		Value	Percentage

	DIVERSIFIED FINANCIAL SERVICES	$ 4,598,452	15.73%
	RETAIL	4,295,767	14.69%
	COMMERCIAL SERVICES	2,497,555	8.54%
	AGRICULTURE	2,366,746	8.09%
	AEROSPACE/DEFENSE	2,318,409	7.93%
	BANKS	2,213,064	7.57%
	MINING	1,253,779	4.29%
	HEALTHCARE - SERVICES	1,244,965	4.26%
	COMPUTERS	1,232,550	4.22%
	PHARMACEUTICALS	1,197,633	4.10%
	AIRLINES	1,195,303	4.09%
	INVESTMENT COMPANIES	1,171,054	4.01%
	INTERNET	1,167,002	3.99%
	REITS	1,153,796	3.95%
	SOFTWARE	1,044,786	3.57%
	MONEY MARKET FUND	287,405	0.98%
	Total Portfolio Holdings	$ 29,238,266	100.00%

	The percentages in the above table are based on market value of the Fund's portfolio holdings as of December 31, 2012 and are subject to change.
The accompanying notes are an integral part of these financial statements.

America First Quantitative Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2012

	Shares	Value

COMMON STOCK - 40.65%
AGRICULTURE - 7.09%
Lorillard, Inc.	9,310	$1,086,198
Philip Morris International, Inc.	11,976	1,001,673
Reynolds American, Inc.	24,938	1,033,181
		3,121,052
BIOTECHNOLOGY - 2.41%
Biogen Idec, Inc. *	7,246	1,062,771

CHEMICALS - 1.51%
CF Industries Holdings, Inc.	3,271	664,536

COMMERCIAL SERVICES - 2.09%
Avis Budget Group, Inc. *	46,502	921,670

DIVERSIFIED FINANCIAL SERVICES - 1.59%
Discover Financial Services	18,122	698,603

HOUSEHOLD PRODUCTS/WARES - 3.91%
Blyth, Inc.	41,676	648,062
Church & Dwight, Inc.	20,036	1,073,329
		1,721,391
INSURANCE - 4.81%
American International Group, Inc. *	21,832	770,670
MBIA, Inc. *	70,924	556,753
Protective Life Corp.	27,655	790,380
		2,117,803
MACHINERY - DIVERSIFIED - 3.28%
Chart Industries, Inc. *	9,871	658,100
Wabtec Corp.	8,963	784,621
		1,442,721
METAL FABRICATE/HARDWARE - 1.72%
Valmont Industries, Inc.	5,532	755,394

PACKAGING & CONTAINERS - 1.74%
Ball Corp.	17,112	765,762

PHARMACEUTICALS - 8.19%
McKesson Corp.	12,532	1,215,103
Questcor Pharmaceuticals, Inc.	58,260	1,556,707
Sciclone Pharmaceutical, Inc. *	193,675	834,739
		3,606,549
RETAIL - 2.31%
Nu Skin Enterprises, Inc.	27,461	1,017,430

TOTAL COMMON STOCK ( Cost - $18,244,098)		17,895,682

EXCHANGE-TRADED FUNDS - 7.81%
DEBT FUNDS - 7.81%
iShares iBoxx Investment Grade Corporate Bond Fund	19,708	1,839,742
SPDR Barclays Capital High Yield Bond ETF	39,259	1,597,841
		3,437,583

TOTAL EXCHANGE-TRADED FUNDS ( Cost - $3,346,161)		3,437,583

The accompanying notes are an integral part of these financial statements.
America First Quantitative Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2012

CORPORATE BONDS - 22.71%	Principal	Value
AUTO MANUFACTURERS - 1.72%
Ford Motor Co., 7.45%, 7/16/2031	$600,000	$757,536

BANKS - 0.04%
Banco Hipotecario SA, 9.75%, 4/27/2016	20,000	17,350

COMMERCIAL SERVICES - 4.53%
Ceridian Corp., 11.25%, 11/15/2015	2,000,000	1,992,500

FOOD - 1.05%
Pinnacle Foods Finance LLC, 9.25%, 4/1/2015	454,000	460,810

HEALTHCARE - SERVICES - 5.77%
Capella Healthcare, Inc., 9.25%, 7/1/2017	600,000	646,500
IASIS Healthcare LLC, 8.375%, 5/15/2019	2,000,000	1,892,500
		2,539,000
SOVEREIGN - 4.50%
Venezuela Government International Bond, 9.25%, 9/15/2027	2,000,000	1,982,500

TELECOMMUNICATIONS - 5.10%
Intelsat Luxembourg SA, 11.25%, 2/4/2017	1,350,000	1,431,000
Sprint Nextel Corp., 6.00%, 12/1/2016	750,000	815,625
		2,246,625

TOTAL CORPORATE BONDS ( Cost - $9,699,449)		9,996,321

PREFERRED STOCK - 24.56%	Shares
BANKS - 16.43%
Bank of America Corp., 8.625%	34,893	891,865
Countrywide Capital V, 7.00%	35,910	904,573
DB Contingent Capital Trust V, 8.05%	33,272	908,658
GMAC Capital Trust I, 8.125%	35,995	959,266
HSBC Holdings PLC, 8.125%	35,146	891,654
JPMorgan Chase Capital XXIX, 6.70%	34,702	887,330
Santander Finance Preferred S.A. Unipersonal, 10.50%, Series 10	33,471	902,713
Well Fargo & Co., 8.00%	30,302	889,364
		7,235,423
DIVERSIFIED FINANCIAL SERVICES - 2.01%
Credit Suisse AG/Guernsey, 7.90%	34,902	885,464

INSURANCE - 4.05%
Aegon NV, 6.375%	35,694	898,061
ING Groep NV, 8.50%	34,571	884,672
		1,782,733
REITS - 2.07%
NorthStar Realty Finance Corp., 8.25%	38,473	909,502

TOTAL PREFERRED STOCK ( Cost - $10,784,706)		10,813,122

SHORT TERM INVESTMENT - 2.90%
MONEY MARKET FUNDS - 2.90%
Fidelity Institutional Money Market - Money Market Portfolio, Institutional Class, 0.18% **	1,277,127	1,277,127

TOTAL SHORT TERM INVESTMENT ( Cost - $1,277,127)		1,277,127

TOTAL INVESTMENTS ( Cost - $43,351,541) (a) - 98.63%		$43,419,835
OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 1.37%		602,064
NET ASSETS - 100%		$44,021,899

The accompanying notes are an integral part of these financial statements.
America First Quantitative Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2012

*	Non-income producing security.
**	The rate shown represents the rate at December 31, 2012 and is subject to change daily.
(a)

Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $43,355,796 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 1,647,060
	Unrealized depreciation:	(1,583,021)
	Net unrealized appreciation:	$ 64,039

	The Fund's holdings were divided among the following economic sectors:
		Value	Percentage
	BANKS	$ 7,252,773	16.70%
	INSURANCE	3,900,536	8.98%
	PHARMACEUTICALS	3,606,549	8.31%
	EXCHANGE-TRADED FUNDS	3,437,583	7.92%
	AGRICULTURE	3,121,052	7.19%
	COMMERCIAL SERVICES	2,914,170	6.71%
	HEALTHCARE - SERVICES	2,539,000	5.85%
	TELECOMMUNICATIONS	2,246,625	5.17%
	SOVEREIGN	1,982,500	4.57%
	HOUSELHOLD PRODUCTS/WARES	1,721,391	3.97%
	DIVERISIFIED FINANCIAL SERVICES	1,584,067	3.65%
	MACHINERY - DIVERSIFIED	1,442,721	3.32%
	MONEY MARKET FUND	1,277,127	2.94%
	BIOTECHNOLOGY	1,062,771	2.45%
	RETAIL	1,017,430	2.34%
	REITS	909,502	2.10%
	PACKAGING & CONTAINERS	765,762	1.76%
	AUTO MANUFACTURERS	757,536	1.74%
	METAL FABRICATE/HARDWARE	755,394	1.74%
	CHEMICALS	664,536	1.53%
	FOOD	460,810	1.06%
	Total Portfolio Holdings	$43,419,835	100.00%

	The percentages in the above table are based on market value of the Fund's portfolio holdings as of December 31, 2012 and are subject to change.
The accompanying notes are an integral part of these financial statements.

America First Funds
Statements of Assets and Liabilities (Unaudited)
December 31, 2012
	America First Defensive Growth Fund	America First Income Trends Fund	America First Absolute Return Fund	America First Quantitative Strategies Fund
ASSETS:
Investments in securities, at value	$ 12,799,420	$ 20,142,841	$ 29,238,266	$ 43,419,835
Cash	-	-	39,861	-
Deposit at broker for securities sold short	3,414,388	-	146	-
Receivables:
Capital shares sold	38,786	57,336	12,618	9,964
Securities sold	-	1,069,413	-	665,897
Dividends	22,706	121,384	65,319	81,948
Interest	168	53,786	37	224,557
Prepaid expenses	26,204	23,737	9,711	31,023
Total assets	16,301,672	21,468,497	29,365,958	44,433,224

LIABILITIES:
Securities sold short	3,028,934	-	-	-
Payables:
Distribution and/or service (12b-1) fees	-	8,492	3,476	28,686
Due to manager	9,677	21,471	28,582	19,023
Capital shares redeemed	10,255	29,579	159,415	346,800
Due to administrator and related parties	5,018	4,441	4,992	11,253
Accrued interest expense	4,221	-	-	-
Other liabilities and accrued expenses	12,904	11,149	-	5,563
Total liabilities	3,071,009	75,132	196,465	411,325

NET ASSETS	$ 13,230,663	$ 21,393,365	$ 29,169,493	$ 44,021,899

Investments in securities, at cost	$ 12,729,997	$ 20,358,074	$ 29,533,527	$ 43,351,541
Securities sold short, at proceeds	(3,172,163)	-	-	-

NET ASSETS CONSIST OF:
Paid-in capital	$ 12,907,617	$ 28,308,950	$ 41,065,979	$ 43,930,068
Undistributed net investment income (loss)	(29,825)	36,971	(453,877)	387,868
Accumulated net realized capital gain (loss)	140,219	(6,737,323)	(11,147,348)	(364,331)
Net unrealized appreciation (depreciation) on investments	212,652	(215,233)	(295,261)	68,294
NET ASSETS	$ 13,230,663	$ 21,393,365	$ 29,169,493	$ 44,021,899

Net Asset Value Per Share
Class A Shares
Net Assets	$ 6,157,702	$ 6,596,694	$ 15,338,083	$ 19,457,631
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	596,091	739,036	1,699,800	3,221,888
Net Asset Value per share	$ 10.33	$ 8.93	$ 9.02	$ 6.04
Maximum offering price per share (maximum sales load of 5%, 4%, 5% and 4%, respectively)	$ 10.87	$ 9.30	$ 9.49	$ 6.29
Minimum redemption price per share (1)	$ 10.23	$ 8.84	$ 8.93	$ 5.98

Class I Shares
Net Assets	$ 2,311,341	$ 5,808,391	$ 1,401,666	$ -
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	221,781	650,477	153,639	-
Net Asset Value and offering price per share	$ 10.42	$ 8.93	$ 9.12	$ -
Minimum redemption price per share (3)	$ 10.32	$ 8.84	$ 9.03	$ -

Class U Shares
Net Assets	$ 4,761,620	$ 8,988,280	$ 12,429,744	$ -
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	465,291	1,007,187	1,397,386	-
Net Asset Value per share	$ 10.23	$ 8.92	$ 8.89	$ -
Maximum offering price per share (maximum sales load of 2.50%, 2.00% and 2.50%, respectively)	$ 10.49	$ 9.10	$ 9.12	$ -
Minimum redemption price per share (1)	$ 10.13	$ 8.83	$ 8.80	$ -

Class C Shares
Net Assets	$ -	$ -	$ -	$ 24,564,268
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	-	-	-	4,083,823
Net Asset Value per share	$ -	$ -	$ -	$ 6.02
Maximum offering price per share (maximum sales load of 0%, 0%, 0% and 1%, respectively)	$ -	$ -	$ -	$ 6.08
Minimum redemption price per share (2)(3)	$ -	$ -	$ -	$ 5.96

(1)	Investment in Class A and Class U shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge ("CDSC") on shares redeemed less than one year after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).
The Fund charges a fee of 1.00% on redemptions of shares held less than 90 days.
(2)	A CDSC of 1.00% is imposed in the event of certain redemption transactions of Class C shares less than one year after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).
(3)	The Fund charges a fee of 1.00% on redemptions of shares held less than 90 days.

The accompanying notes are an integral part of these financial statements.

America First Funds
Statements of Operations (Unaudited)
For the Six Months Ended December 31, 2012

	America First Defensive Growth Fund	America First Income Trends Fund	America First Absolute Return Fund	America First Quantitative Strategies Fund

INVESTMENT INCOME:
Dividend income (net of foreign withholding taxes of $13,965, $1,262, $0 and $0, respectively)	$ 258,043	$ 817,192	$ 581,217	$ 766,951
Interest income	617	246,382	645	432,073
	258,660	1,063,574	581,862	1,199,024
EXPENSES:
Management fees	98,212	135,285	287,361	220,713
Distribution and/or service (12b-1) fees - Class A	14,904	15,775	46,664	23,359
Distribution and/or service (12b-1) fees - Class C	-	-	-	127,277
Distribution and/or service (12b-1) fees - Class U	25,105	48,964	86,053	-
Administrator and related party fees	8,512	14,072	23,345	28,691
MFund services fees	11,589	13,357	21,678	24,593
Registration fees	10,779	20,470	35,076	18,459
Custody fees	1,932	2,552	5,272	2,771
Legal Fees	7,562	6,083	6,050	6,050
Audit and tax fees	6,806	6,862	6,806	6,554
Compliance officer compensation	4,211	4,228	4,211	4,211
Interest expense	28,338	1,906	76,912	234
Trustees' fees	2,017	2,028	2,016	2,017
Printing fees	1,721	1,592	2,318	2,016
Pricing fees	49	49	49	59
Insurance fees	688	692	681	688
Dividend expenses	8,022	-	12,084	-
Miscellaneous	7,325	6,627	8,902	6,750

Total expenses	237,772	280,542	625,478	474,442
Less fees waived and expenses absorbed	(33,766)	(31,246)	(31,197)	(47,523)

Net expenses	204,006	249,296	594,281	426,919

Net investment income (loss)	54,654	814,278	(12,419)	772,105

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments and foreign currency transactions	861,975	(92,480)	724,341	1,983,707
Securities sold short	(424,078)	-	(1,375,744)	-
Options written	-	4,410	-	-
Net increase from payments by affiliates	-	-	-	-
Change in net unrealized appreciation (depreciation) on:
Investments and foreign currency transactions	(63,187)	(229,479)	(1,314,585)	(398,603)
Securities sold short	6,463	-	602,679	-

Net realized and unrealized gain (loss) on investments	381,173	(317,549)	(1,363,309)	1,585,104

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 435,827	$ 496,729	$ (1,375,728)	$ 2,357,209

The accompanying notes are an integral part of these financial statements.

America First Funds
Statements of Changes in Net Assets

	America First Defensive Growth Fund		America First Income Trends Fund
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	December 31, 2012	June 30, 2012	December 31, 2012	June 30, 2012
	(Unaudited)		(Unaudited)
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$ 54,654	$ (203,790)	$ 814,278	$ 1,576,004
Net realized gain (loss) on investments. options written and securities sold short	437,897	1,055,919	(88,070)	(6,701,585)
Change in net unrealized appreciation (depreciation) on investments and securities sold short	(56,724)	83,192	(229,479)	1,709,185
Net increase (decrease) in net assets resulting from operations	435,827	935,321	496,729	(3,416,396)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gain - Class A	(400,109)	(21,722)	-	(7,736)
Net realized gain - Class I	(153,077)	(16,919)	-	(6,136)
Net realized gain - Class U	(312,144)	(25,697)	-	(16,416)
Net investment income - Class A	(39,645)	-	(171,414)	(370,586)
Net investment income - Class I	(14,862)	-	(161,712)	(384,558)
Net investment income - Class U	(29,972)	-	(235,054)	(733,933)
Return of capital - Class A	-	-	(68,725)	-
Return of capital - Class I	-	-	(64,624)	-
Return of capital - Class U	-	-	(86,220)	-
Total distributions to shareholders	(949,809)	(64,338)	(787,749)	(1,519,365)

CAPITAL SHARE TRANSACTIONS:
Class A Shares
Proceeds from shares sold	1,513,256	5,073,531	2,052,572	902,076
Reinvestment of dividends	417,809	20,982	177,298	289,826
Cost of shares redeemed	(1,379,577)	(1,130,254)	(1,076,148)	(3,313,521)
Redemption fees	565	1,337	199	8
Total Class A Transactions	552,053	3,965,596	1,153,921	(2,121,611)

Class I
Proceeds from shares sold	961,391	1,876,691	1,574,216	1,772,327
Reinvestment of dividends	152,915	10,320	165,954	276,735
Cost of shares redeemed	(1,369,471)	(2,433,448)	(600,762)	(9,027,737)
Redemption fees	214	9,206	164	1,257
Total Class I Transactions	(254,951)	(537,231)	1,139,572	(6,977,418)

Class U
Proceeds from shares sold	1,012,305	4,653,127	950,308	1,580,592
Reinvestment of dividends	319,917	24,596	192,403	500,388
Cost of shares redeemed	(2,045,111)	(2,865,752)	(2,388,723)	(12,964,717)
Redemption fees	442	3,078	363	1,082
Total Class U Transactions	(712,447)	1,815,049	(1,245,649)	(10,882,655)

Net increase (decrease) from capital share transactions	(415,345)	5,243,414	1,047,844	(19,981,684)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(929,327)	6,114,397	756,824	(24,917,445)

NET ASSETS:
Beginning of period	14,159,990	8,045,593	20,636,541	45,553,986
End of period**	$ 13,230,663	$ 14,159,990	$ 21,393,365	$ 20,636,541

** Includes undistributed net investment income (loss) of:	$ (29,825)	$ -	$ 36,971	$ 10,442

The accompanying notes are an integral part of these financial statements.

America First Funds
Statements of Changes in Net Assets (Continued)

	America First Defensive Growth Fund		America First Income Trends Fund
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	December 31, 2012	June 30, 2012	December 31, 2012	June 30, 2012
SHARE ACTIVITY:	(Unaudited)		(Unaudited)
Class A
Shares sold	141,169	506,464	225,700	101,258
Reinvested distributions	39,785	2,035	19,696	32,876
Shares redeemed	(128,811)	(111,613)	(118,437)	(362,595)
Net increase (decrease)	52,143	396,886	126,959	(228,461)

Class I
Shares sold	87,964	185,941	173,449	189,119
Reinvested distributions	14,439	999	18,435	31,585
Shares redeemed	(129,550)	(238,648)	(66,018)	(1,011,979)
Net increase (decrease)	(27,147)	(51,708)	125,866	(791,275)

Class U
Shares sold	94,613	469,806	104,798	172,543
Reinvested distributions	30,752	2,400	21,355	56,963
Shares redeemed	(193,406)	(297,585)	(263,126)	(1,448,293)
Net increase (decrease)	(68,041)	174,621	(136,973)	(1,218,787)

The accompanying notes are an integral part of these financial statements.

America First Funds
Statements of Changes in Net Assets

	America First Absolute Return Fund		America First Quantitative Strategies Fund
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	December 31, 2012	June 30, 2012	December 31, 2012	June 30, 2012
	(Unaudited)		(Unaudited)
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$ (12,419)	$ (942,232)	$ 772,105	$ 1,269,083
Net realized gain (loss) on investments. options written and securities sold short	(651,403)	(9,691,276)	1,983,707	(2,382,738)
Change in net unrealized appreciation (depreciation) on investments and securities sold short	(711,906)	3,180,517	(398,603)	772,578
Net increase (decrease) in net assets resulting from operations	(1,375,728)	(7,452,991)	2,357,209	(341,077)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gain - Class A	-	(1,805,755)	-	(2,413,073)
Net realized gain - Class I	-	(485,377)	-	-
Net realized gain - Class U	-	(1,961,259)	-	-
Net realized gain - Class C	-	-	-	(3,796,571)
Net investment income - Class A	(23,335)	-	(202,054)	(564,560)
Net investment income - Class I	(5,606)	-	-
Net investment income - Class U	-	-	-
Net investment income - Class C	-	-	(182,183)	(645,098)
Total distributions to shareholders	(28,941)	(4,252,391)	(384,237)	(7,419,302)

CAPITAL SHARE TRANSACTIONS:
Class A Shares
Proceeds from shares sold	442,403	2,980,264	2,703,129	7,075,310
Net increase from payments by affiliates	-	-	-	41,310
Reinvestment of dividends	16,523	1,324,908	182,367	2,574,576
Cost of shares redeemed	(6,582,351)	(20,124,011)	(1,819,910)	(13,063,779)
Redemption fees	657	1,690	1,056	2,711
Total Class A Transactions	(6,122,768)	(15,817,149)	1,066,642	(3,369,872)

Class I
Proceeds from shares sold	191,817	1,094,179	-	-
Reinvestment of dividends	5,281	447,552	-	-
Cost of shares redeemed	(3,592,469)	(9,017,351)	-	-
Redemption fees	80	636	-	-
Total Class I Transactions	(3,395,291)	(7,474,984)	-	-

Class U
Proceeds from shares sold	113,843	2,196,448	-	-
Reinvestment of dividends	-	1,796,354	-	-
Cost of shares redeemed	(8,410,678)	(24,474,006)	-	-
Redemption fees	602	774	-	-
Total Class U Transactions	(8,296,233)	(20,480,430)	-	-

Class C
Proceeds from shares sold	-	-	1,056,897	3,669,763
Reinvestment of dividends	-	-	167,945	3,924,164
Cost of shares redeemed	-	-	(2,840,226)	(17,441,724)
Redemption fees	-	-	1,435	15,451
Total Class C Transactions	-	-	(1,613,949)	(9,832,346)

Net increase (decrease) from capital share transactions	(17,814,292)	(43,772,563)	(547,307)	(13,202,218)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(19,218,961)	(55,477,945)	1,425,665	(20,962,597)

NET ASSETS:
Beginning of period	48,388,454	103,866,399	42,596,234	63,558,831
End of period*	$ 29,169,493	$ 48,388,454	$ 44,021,899	$ 42,596,234

* Includes undistributed net investment income (loss) of:	$ (453,877)	$ (412,517)	$ 387,868	$ -
The accompanying notes are an integral part of these financial statements.

America First Funds
Statements of Changes in Net Assets (Continued)

	America First Absolute Return Fund		America First Quantitative Strategies Fund
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	December 31, 2012	June 30, 2012	December 31, 2012	June 30, 2012
SHARE ACTIVITY:	(Unaudited)		(Unaudited)
Class A
Shares sold	49,253	300,897	448,582	1,179,279
Reinvested distributions	1,812	141,853	30,226	478,410
Shares redeemed	(726,929)	(2,027,882)	(303,092)	(2,189,285)
Net increase (decrease)	(675,864)	(1,585,132)	175,716	(531,596)

Class I
Shares sold	20,913	107,341	-	-
Reinvested distributions	573	47,561	-	-
Shares redeemed	(388,079)	(904,373)	-	-
Net increase (decrease)	(366,593)	(749,471)	-	-

Class U
Shares sold	12,583	218,060	-	-
Reinvested distributions	-	194,410	-	-
Shares redeemed	(942,795)	(2,498,675)	-	-
Net increase (decrease)	(930,212)	(2,086,205)	-	-

Class C
Shares sold	-	-	175,623	605,739
Reinvested distributions	-	-	27,991	733,855
Shares redeemed	-	-	(477,068)	(2,961,893)
Net increase (decrease)	-	-	(273,454)	(1,622,299)

The accompanying notes are an integral part of these financial statements.

America First Defensive Growth Fund
Financial Highlights
For a Fund Share Outstanding Throughout Each Period

			Class A						Class I			Class U
	Six Months		For the Year		For the Period		Six Months		For the Year	For the Period		Six Months		For the Year	For the Period
	Ended		Ended		Ended		Ended		Ended	Ended		Ended		Ended	Ended
	December 31, 2012		June 30, 2012		June 30, 2011(1)		December 31, 2012		June 30, 2012	June 30, 2011(1)		December 31, 2012		June 30, 2012	June 30, 2011(1)
	(Unaudited)						(Unaudited)					(Unaudited)
Net asset value, beginning of period	$ 10.70		$ 9.99		$ 10.00		$ 10.77		$ 9.98	$ 10.00		$ 10.62		$ 9.97	$ 10.00

Investment operations:
Net investment income (loss)	0.05		(0.16)		-	(c)	0.06		(0.12)	-	(c)	0.03		(0.21)	(0.01)
Net realized and unrealized gain (loss) on investments	0.36		0.92		(0.01)		0.39		0.93	(0.02)		0.35		0.90	(0.02)
Total from investment operations	0.41		0.76		(0.01)		0.45		0.81	(0.02)		0.38		0.69	(0.03)

Distributions from:
Net investment income	(0.07)		-		-		(0.09)		-	-		(0.06)		-	-
Net realized gain	(0.71)		(0.05)		-		(0.71)		(0.05)	-		(0.71)		(0.05)	-
Total distributions	(0.78)		(0.05)		-		(0.80)		(0.05)	-		(0.77)		(0.05)	-

Paid in Capital from Redemption Fees	-	(c)	-	(c)	-	(c)	-	(c)	0.03	-	(c)	-	(c)	0.01	-	(c)

Net asset value, end of period	$ 10.33		$ 10.70		$ 9.99		$ 10.42		$ 10.77	$ 9.98		$ 10.23		$ 10.62	$ 9.97

Total return (a)	3.79%	(f)	7.64%		(0.10)%	(f)	4.09%	(f)	8.45%	(0.20)%	(f)	3.50%	(f)	7.05%	(0.30)%	(f)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 6,158		$ 5,818		$ 1,469		$ 2,311		$ 2,681	$ 3,001		$ 4,762		$ 5,661	$ 3,575
Ratio of expenses to average net assets:(b)
Before fees waived and expenses absorbed (d)	3.52%	(e)	4.06%		5.96%	(e)	3.01%	(e)	3.36%	5.46%	(e)	4.02%	(e)	4.47%	6.46%	(e)
After fees waived and expenses absorbed (d)	3.00%	(e)	3.43%		2.59%	(e)	2.50%	(e)	2.76%	2.09%	(e)	3.50%	(e)	3.85%	3.09%	(e)
Ratio of net investment income (loss) to average net assets:(b)
Before expense reimbursement (d)	0.45%	(e)	(2.20)%		(3.95)%	(e)	0.53%	(e)	(1.74)%	(3.57)%	(e)	0.08%	(e)	(2.73)%	(4.23)%	(e)
After expense reimbursement (d)	0.97%	(e)	(1.57)%		(0.58)%	(e)	1.04%	(e)	(1.14)%	(0.20)%	(e)	0.59%	(e)	(2.11)%	(0.86)%	(e)
Portfolio turnover rate	234.04%	(f)	492.70%		41.02%	(f)	234.04%	(f)	492.70%	41.02%	(f)	234.04%	(f)	492.70%	41.02%	(f)

(a)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and excludes all sales charges.
(b)	These ratios exclude the impact of the expenses of the underlying exchange-traded funds.
(c) Less than $0.01 per share.
(d)	The ratios include 0.43% for the six months ended December 31, 2012, 0.82% for the year ended June 30, 2012 and 0.14% for the period ended June 30, 2011 attributed to interest expense.
The ratios include 0.12% for the six months ended December 31, 2012 and 0.08% for the year ended June 30, 2012 attributed to dividends on securities sold short.
(e) Annualized.
(f) Not annualized.
(1)	The AmericaFirst Defensive Growth Fund commenced operations on May 23, 2011.

The accompanying notes are an integral part of these financial statements.

America First Income Trends Fund
Financial Highlights
For a Fund Share Outstanding Throughout Each Period

			Class A						Class I				Class U
	Six Months		For the Year		For the Period		Six Months		For the Year		For the Period		Six Months		For the Year		For the Period
	Ended		Ended		Ended		Ended		Ended		Ended		Ended		Ended		Ended
	December 31, 2012		June 30, 2012		June 30, 2011(1)		December 31, 2012		June 30, 2012		June 30, 2011(1)		December 31, 2012		June 30, 2012		June 30, 2011(1)
	(Unaudited)						(Unaudited)						(Unaudited)
Net asset value, beginning of period	$ 9.05		$ 10.09		$ 10.00		$ 9.05		$ 10.09		$ 10.00		$ 9.04		$ 10.07		$ 10.00

Investment operations:
Net investment income	0.36		0.52		0.54		0.38		0.52		0.59		0.32		0.46		0.50
Net realized and unrealized gain (loss) on investments	(0.14)		(1.00)		0.30	(g)	(0.14)		(0.96)		0.30	(g)	(0.12)		(0.99)		0.28	(g)
Total from investment operations	0.22		(0.48)		0.84		0.24		(0.44)		0.89		0.20		(0.53)		0.78

Distributions from:
Net investment income	(0.25)		(0.55)		(0.55)		(0.26)		(0.59)		(0.60)		(0.23)		(0.49)		(0.51)
Net realized gain	-		(0.01)		(0.20)		-		(0.01)		(0.20)		-		(0.01)		(0.20)
Return of capital	(0.09)		-		-		(0.10)		-		-		(0.09)		-		-
Total distributions	(0.34)		(0.56)		(0.75)		(0.36)		(0.60)		(0.80)		(0.32)		(0.50)		(0.71)

Paid in Capital from Affiliate Payment	-		-	(c)	-		-		-		-		-		-		-

Paid in Capital from Redemption Fees	-	(c)	-	(c)	-	(c)	-	(c)	-	(c)	-	(c)	-	(c)	-	(c)	-	(c)

Net asset value, end of period	$ 8.93		$ 9.05		$ 10.09		$ 8.93		$ 9.05		$ 10.09		$ 8.92		$ 9.04		$ 10.07

Total return (a)	2.44%	(f)	(4.51)%		8.36%	(f)	2.69%	(f)	(4.01)%		8.86%	(f)	2.15%	(f)	(4.99)%		7.71%	(f)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 6,597		$ 5,539		$ 8,477		$ 5,808		$ 4,749		$ 13,277		$ 8,988		$ 10,349		$ 23,799
Ratio of expenses to average net assets:(b)
Before fees waived and expenses absorbed (d)	2.49%	(e)	2.43%		2.31%	(e)	1.99%	(e)	1.93%		1.81%	(e)	2.99%	(e)	2.93%		2.81%	(e)
After fees waived and expenses absorbed (d)	2.20%	(e)	2.25%		2.21%	(e)	1.70%	(e)	1.73%		1.71%	(e)	2.70%	(e)	2.75%		2.71%	(e)
Ratio of net investment income to average net assets:(b)
Before expense reimbursement (d)	7.50%	(e)	5.64%		5.14%	(e)	8.06%	(e)	5.53%		5.94%	(e)	6.68%	(e)	4.88%		5.25%	(e)
After expense reimbursement (d)	7.79%	(e)	5.82%		5.24%	(e)	8.35%	(e)	5.73%		6.04%	(e)	6.97%	(e)	5.06%		5.35%	(e)
Portfolio turnover rate	221.42%	(f)	411.30%		309.01%	(f)	221.42%	(f)	411.30%		309.01%	(f)	221.42%	(f)	411.30%		309.01%	(f)

(a)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and excludes all sales charges.
(b)	These ratios exclude the impact of the expenses of the underlying exchange-traded funds.
(c) Less than $0.01 per share.
(d)	The ratios include 0.02% for the six months ended December 31, 2012, 0.04% for the year ended June 30, 2012 and 0.01% for the period ended June 30, 2011 attributed to interest expense.
(e) Annualized.
(f) Not annualized.
(g)

As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the year ending June 30, 2011,  primarily due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values for the Fund's portfolio.

(1)	The AmericaFirst Income Trends Fund commenced operations on July 1, 2010.

The accompanying notes are an integral part of these financial statements.

America First Absolute Return Fund
Financial Highlights
For a Fund Share Outstanding Throughout Each Period

	Class A								Class I						Class U
	Six Months		For the Year		For the Year		For the Period		Six Months		For the Year		For the Period		Six Months		For the Year		For the Year		For the Period
	Ended		Ended		Ended		Ended		Ended		Ended		Ended		Ended		Ended		Ended		Ended
	December 31, 2012		June 30, 2012		June 30, 2011		June 30, 2010(1)		December 31, 2012		June 30, 2012		June 30, 2011(2)		December 31, 2012		June 30, 2012		June 30, 2011		June 30, 2010(1)
	(Unaudited)								(Unaudited)						(Unaudited)
Net asset value, beginning of period	$ 9.31		$ 10.80		$ 8.73		$ 10.00		$ 9.40		$ 10.85		$ 9.07		$ 9.19		$ 10.72		$ 8.72		$ 10.00

Investment operations:
Net investment income (loss)	0.01		(0.11)		(0.09)		(0.01)		0.03		(0.07)		(0.01)		(0.02)		(0.16)		(0.13)		(0.03)
Net realized and unrealized gain (loss) on investments	(0.29)		(0.76)		2.16		(1.26)		(0.29)		(0.76)		1.79		(0.28)		(0.75)		2.13		(1.25)
Total from investment operations	(0.28)		(0.87)		2.07		(1.27)		(0.26)		(0.83)		1.78		(0.30)		(0.91)		2.00		(1.28)

Distributions from:
Net investment income	(0.01)		-		-		-		(0.02)		-		-		-		-		-		-
Net realized gain	-		(0.62)		-		-		-		(0.62)		-		-		(0.62)		-		-
Total distributions	(0.01)		(0.62)		-		-		(0.02)		(0.62)		-		-		(0.62)		-		-

Paid in Capital from Redemption Fees	-	(c)	-	(c)	-	(c)	-		-	(c)	-	(c)	-	(c)	-	(c)	-	(c)	-	(c)	-

Net asset value, end of period	$ 9.02		$ 9.31		$ 10.80		$ 8.73		$ 9.12		$ 9.40		$ 10.85		$ 8.89		$ 9.19		$ 10.72		$ 8.72

Total return (a)	(2.99)%	(f)	(8.10)%		23.71%		(12.70)%	(f)	(2.73)%	(f)	(7.68)%		19.63%	(f)	(3.16)%	(f)	(8.54)%		22.94%		(12.80)%	(f)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 15,338		$ 22,113		$ 42,773		$ 34,043		$ 1,402		$ 4,890		$ 13,774		$ 12,430		$ 21,385		$ 47,319		$ 30,751
Ratio of expenses to average net assets:(b)
Before fees waived and expenses absorbed (d)	3.06%	(e)	3.41%		2.40%		2.78%	(e)	2.63%	(e)	2.86%		1.90%	(e)	3.58%	(e)	3.90%		2.90%		3.28%	(e)
After fees waived and expenses absorbed (d)	2.91%	(e)	3.41%		2.46%		2.45%	(e)	2.41%	(e)	2.86%		1.96%	(e)	3.41%	(e)	3.90%		2.96%		2.95%	(e)
Ratio of net investment income (loss) to average net assets:(b)
Before expense reimbursement (d)	(0.03)%	(e)	(1.15)%		(0.71)%		(0.97)%	(e)	0.42%	(e)	(0.72)%		(0.02)%	(e)	(0.54)%	(e)	(1.68)%		(1.21)%		(1.47)%	(e)
After expense reimbursement (d)	0.14%	(e)	(1.15)%		(0.77)%		(0.64)%	(e)	0.55%	(e)	(0.72)%		(0.08)%	(e)	(0.37)%	(e)	(1.68)%		(1.27)%		(1.14)%	(e)
Portfolio turnover rate	356.09%	(f)	680.35%		575.17%		347.59%	(f)	356.09%	(f)	680.35%		575.17%	(f)	356.09%	(f)	680.35%		575.17%		347.59%	(f)

(a)

Aggregate total return, not annualized.  Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and excludes all sales charges.

(b)	These ratios exclude the impact of the expenses of the underlying exchange-traded funds.
(c) Less than $0.01 per share.
(d)	The ratios include 0.40% for the six months ended December 31, 2012, 0.77% for the year ended June 30, 2012 and 0.01% for the period ended June 30, 2011 attributed to interest expense.
The ratios include 0.06% for the six months ended December 31, 2012 and 0.17% for the year ended June 30, 2012 attributed to dividends on securities sold short.
(e) Annualized.
(f) Not annualized.
(1)	The AmericaFirst Absolute Return Fund Class A and Class U commenced operations on February 26, 2010.
(2)	The AmericaFirst Absolute Return Fund Class I commenced operations on July 12, 2010.

The accompanying notes are an integral part of these financial statements.

America First Quantitative Strategies Fund
Financial Highlights
For a Fund Share Outstanding Throughout Each Period

	Class A
	Six Months		For the Year		For the Year	For the Year		For the Year		For the Period
	Ended		Ended		Ended	Ended		Ended		Ended
	December 31, 2012		June 30, 2012		June 30, 2011	June 30, 2010		June 30, 2009		June 30, 2008(1)
	(Unaudited)
Net asset value, beginning of period	$ 5.77		$ 6.67		$ 5.58	$ 4.81		$ 7.89		$ 10.00

Investment operations:
Net investment income	0.12		0.17		0.19	0.15		0.23		0.48
Net realized and unrealized gain (loss) on investments	0.20		(0.13)		1.33	0.76		(3.06)		(2.10)
Total from investment operations	0.32		0.04		1.52	0.91		(2.83)		(1.62)

Distributions from:
Net investment income	(0.05)		(0.18)		(0.19)	(0.14)		(0.25)		(0.49)
Net realized gain	-		(0.77)		(0.24)	-		-		-
Total distributions	(0.05)		(0.95)		(0.43)	(0.14)		(0.25)		(0.49)

Paid in Capital from Affiliate Payment	-	(c)	0.01		-	-		-		-

Paid in Capital from Redemption Fees	-	(c)	-	(c)	-	-		-		-

Net asset value, end of period	$ 6.04		$ 5.77		$ 6.67	$ 5.58		$ 4.81		$ 7.89

Total return (a)	5.80%	(f)	2.16%	(h)	27.66%	18.96%		(35.75)%		(16.49)%	(f)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 19,458		$ 17,566		$ 23,856	$ 16,669		$ 2,857		$ 1,071
Ratio of expenses to average net assets:(b)
Before fees waived and expenses absorbed (d)	1.72%	(e)	1.74%		1.78%	2.46%	(g)	6.42%	(g)	11.17%	(e)
After fees waived and expenses absorbed (d)	1.50%	(e)	1.52%		1.51%	1.59%	(g)	2.33%	(g)	1.50%	(e)
Ratio of net investment income (loss) to average net assets:(b)
Before expense reimbursement (d)	3.73%	(e)	2.69%		2.65%	2.55%	(g)	(0.88)%	(g)	(0.22)%	(e)
After expense reimbursement (d)	3.94%	(e)	2.91%		2.92%	3.42%	(g)	3.21%	(g)	9.45%	(e)
Portfolio turnover rate	121.23%	(f)	346.05%		284.37%	76.67%		188.73%		126.20%	(f)

	Class C
	Six Months		For the Year		For the Year	For the Year		For the Year		For the Period
	Ended		Ended		Ended	Ended		Ended		Ended
	December 31, 2012		June 30, 2012		June 30, 2011	June 30, 2010		June 30, 2009		June 30, 2008(1)
	(Unaudited)
Net asset value, beginning of period	$ 5.74		$ 6.64		$ 5.56	$ 4.81		$ 7.89		$ 10.00

Investment operations:
Net investment income	0.10		0.14		0.14	0.11		0.19		0.48
Net realized and unrealized gain (loss) on investments	0.22		(0.14)		1.33	0.76		(3.05)		(2.14)
Total from investment operations	0.32		0.00		1.47	0.87		(2.86)		(1.66)

Distributions from:
Net investment income	(0.04)		(0.13)		(0.15)	(0.12)		(0.22)		(0.45)
Net realized gain	-		(0.77)		(0.24)	-		-		-
Total distributions	(0.04)		(0.90)		(0.39)	(0.12)		(0.22)		(0.45)

Paid in Capital from Affiliate Payment	-	(c)	-		-	-		-		-

Paid in Capital from Redemption Fees	-	(c)	-	(c)	-	-		-		-

Net asset value, end of period	$ 6.02		$ 5.74		$ 6.64	$ 5.56		$ 4.81		$ 7.89

Total return (a)	5.62%	(f)	1.32%		26.73%	17.95%		(36.21)%		(16.90)%	(f)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 24,564		$ 25,030		$ 39,703	$ 16,428		$ 325		$ 428
Ratio of expenses to average net assets:(b)
Before fees waived and expenses absorbed (d)	2.46%	(e)	2.49%		2.53%	3.22%	(g)	7.17%	(g)	11.92%	(e)
After fees waived and expenses absorbed (d)	2.25%	(e)	2.27%		2.26%	2.34%	(g)	3.08%	(g)	2.25%	(e)
Ratio of net investment income (loss) to average net assets:(b)
Before expense reimbursement (d)	2.96%	(e)	2.08%		2.09%	1.96%	(g)	(1.63)%	(g)	(0.97)%	(e)
After expense reimbursement (d)	3.17%	(e)	2.30%		2.36%	2.84%	(g)	2.46%	(g)	8.70%	(e)
Portfolio turnover rate	121.23%	(f)	346.05%		284.37%	76.67%		188.73%		126.20%	(f)

(a)

Aggregate total return, not annualized.  Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and excludes all sales charges.

(b)	These ratios exclude the impact of the expenses of the underlying exchange-traded funds.
(c) Less than $0.01 per share.
(d)	The ratios include 0.02% for the year ended June 30, 2012 and 0.01% for the period ended June 30, 2011 attributed to interest expense.
(e) Annualized.
(f) Not annualized.
(g)	The ratios include the impact of the consolidation of America First Growth Portfolio, Series 2 of 0.09% and 0.83% for the years ended June 30, 2010 and June 30, 2009, respectively. These ratios exclude the impact of expenses of the underlying unit investment trusts other than America First Growth Portfolio.
(h)	For the year ended June 30, 2012, 0.27% of the Fund's Class A shares' total return consists of a voluntary reimbursement by the Advisor of a realized investment loss incurred on a trading error.
Excluding this item, total return would have been 1.89%.
(1)	The AmericaFirst Quantitative Strategies Fund commenced operations on September 28, 2007.

The accompanying notes are an integral part of these financial statements.

AMERICA FIRST FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

December 31, 2012

SEMI-ANNUAL REPORT

(1)    ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the “Trust”), was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of twenty-two series. These financial statements include the following four series: America First Defensive Growth Fund, America First Income Trends Fund, America First Absolute Return Fund and America First Quantitative Strategies Fund (each a “Fund” and collectively, the “Funds”). The Funds are registered as diversified series of the Trust. The investment objectives of each Fund are set forth below. America First Capital Management, LLC (the “Manager”) is investment advisor to the Funds.

America First Defensive Growth Fund (“Defensive Growth Fund”) commenced operations on May 23, 2011. The Fund’s investment objective is to achieve capital appreciation through all market cycles.

America First Income Trends Fund (“Income Trends Fund”) commenced operations on July 1, 2010. The Fund’s investment objective is to achieve total return with a high rate of current income and total return with lower volatility than common stocks as measured by standard deviation.

America First Absolute Return Fund (“Absolute Return Fund”) commenced operations on February 26, 2010. The Fund’s investment objective is to achieve capital appreciation with a focus on producing positive returns regardless of the direction of financial markets.

America First Quantitative Strategies Fund (“Quantitative Strategies Fund”) commenced operations on
September 28, 2007. Prior to November 3, 2008, the Fund was named the America First Income Strategies Fund. The Fund’s investment objective is to achieve long-term capital appreciation and to achieve positive returns through all market cycles.

The Defensive Growth Fund, Income Trends Fund and Absolute Return Fund offer three classes of shares, Class A, Class I and Class U. The Quantitative Strategies Fund offers two classes of shares, Class A and Class C. Each class differs as to sales and redemption charges and ongoing fees.

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

a)

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation.  Exchange traded futures are valued at the settlement price determined by the exchange.  The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Open-end funds are valued at their respective net asset values as reported by such investment companies.  The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost, provided each such valuations represent fair value.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board of Trustees (the “Board”), pursuant to the procedures (the “Procedures”) approved by the Board.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.   Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close.

Each Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

AMERICA FIRST FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

December 31, 2012

SEMI-ANNUAL REPORT

(1)    ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of December 31, 2012 for each Fund’s assets and liabilities measured at fair value:

Defensive Growth Fund

Assets
Security Classification (1)	Value	Level 1	Level 2	Level 3
Common Stock (2)	$ 11,956,655	$ 11,956,655	$ -	$ -
Short Term Investment	842,765	842,765	-	-
Total	$ 12,799,420	$ 12,799,420	$ -	$ -

Liabilities
Security Classification (1)	Value	Level 1	Level 2	Level 3
Common Stock Sold Short (2)	$ 3,028,934	$ 3,028,934	$ -	$ -
Total	$ 3,028,934	$ 3,028,934	$ -	$ -

Income Trends Fund

Security Classification (1)	Value	Level 1	Level 2	Level 3
Common Stock (2)	$ 4,618,986	$ 4,618,986	$ -	$ -
Preferred Stock (2)	9,402,143	9,402,143	-	-
Corporate Bonds (2)	2,059,500	-	2,059,500	-
Closed-End Funds	1,883,650	1,883,650	-	-
Short Term Investment	2,178,562	2,178,562
Total	$ 20,142,841	$ 18,083,341	$ 2,059,500	$ -

Absolute Return Fund

Assets
Security Classification (1)	Value	Level 1	Level 2	Level 3
Common Stock (2)	$ 28,950,861	$ 28,950,861	$ -	$ -
Short Term Investment	287,405	287,405	-	-
Total	$ 29,238,266	$ 29,238,266	$ -	$ -

Quantitative Strategies Fund

Security Classification (1)	Value	Level 1	Level 2	Level 3
Common Stock (2)	$ 17,895,682	$ 17,895,682	$ -	$ -
Corporate Bonds (2)	9,996,321	-	9,996,321	-
Exchange-Traded Funds	3,437,583	3,437,583	-	-
Preferred Stock (2)	10,813,122	10,813,122	-	-
Short Term Investment	1,277,127	1,277,127
Total	$ 43,419,835	$ 33,423,514	$ 9,996,321	$ -

AMERICA FIRST FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

December 31, 2012

SEMI-ANNUAL REPORT

(1)    ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

(1) As of and during the period ended December 31, 2012, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2) For a detailed break-out of common stocks, preferred stocks, and corporate bonds by investment category please refer to the Schedules of Investments.

The Funds had no transfers between Level 1 and Level 2 during the six months ended December 31, 2012.

b) Derivatives Disclosure

The effect of Derivative Instruments on the Statements of Operations for the six months ended December 31, 2012:

Income Trends Fund:

Operations		Realized Gain
Contract Type/	Location of Gain or (Loss) on	or (Loss) on
Primary Risk Exposure	Derivatives	Derivatives

Options on equity contracts	Net realized gain on options written	$ 4,410

The amount of realized gains on derivative instruments during the year as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Fund.

Option Transactions – The Funds are subject to equity price risk in the normal course of pursuing their investment objective and may purchase or sell options to help hedge against risk.  When a Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Funds upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Funds.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Funds, the benefits realized by the Funds as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

c)

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline.  The fund is obligated to replace the security borrowed by purchasing it on the open market at a later date.  If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size.  Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short.

d)

 Federal Income Tax - The Funds intend to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of their taxable income, if any, to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements. The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions on returns filed for open tax years (2009-2011) or expected to be taken in the Funds’ 2012 tax returns. The Funds identified their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

e)

Distribution to Shareholders - Distributions from investment income and net realized capital gains, if any, are declared and paid at least annually and are recorded on the ex-dividend date.  The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.  These “book/tax” differences are considered either temporary (e.g., deferred losses, mark-to-market on open Section 1256 contracts) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

AMERICA FIRST FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

December 31, 2012

SEMI-ANNUAL REPORT

(1)    ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

f)

Other - Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis using the effective interest method. Discounts and premiums on debt securities are amortized over their respective lives. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

g)

Multiple Class Allocations – Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative share balances. Distribution fees are charged to each respective share class in accordance with the distribution plan.

h)

   Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

i)

   Commitments and Contingencies - In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

(2)

INVESTMENT TRANSACTIONS

For the six months ended December 31, 2012, aggregate purchases and sales of investment securities (excluding short-term investments) for the Funds were as follows:

	Purchases	Sales
Defensive Growth Fund	$ 33,995,643	$ 34,846,011
Income Trends Fund	50,341,339	43,431,880
Absolute Return Fund	147,867,407	153,445,933
Quantitative Strategies Fund	52,215,593	50,793,063

There were no government securities purchased or sold by the Funds during the year.

(3)

OPTIONS WRITTEN

A summary of option contracts written by the Income Trends Fund during the six months ended December 31, 2012 were as follows:

	Call Options
	Number of Options *	Option Premiums
Options outstanding at beginning of period	$ -	$ -
Options written	5,680	430,327
Options covered	-	-
Options exercised	(5,260)	(425,917)
Options expired	(420)	(4,410)

Options outstanding at end of period	$ -	$ -

* One option contract is equivalent to one hundred shares of common stock.

(4)

INVESTMENT MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

America First Capital Management, LLC (“AFCM” or the “Manager”) acts as investment advisor for the Funds pursuant to the terms of the Investment Management Agreements (the “Management Agreements”). Under the terms of the Management Agreements, AFCM is responsible for formulating the Funds’ investment policies, making ongoing investment decisions and engaging in portfolio transactions. The Management Agreements provide that the Manager will provide the Funds with investment advice and supervision and will continuously furnish an investment program for the Funds consistent with the investment objectives and policies of the Funds. For its services under the Management Agreements, the Manager is paid a monthly management fee at the annual rate of 1.50%, 1.25%, 1.50% and 1.00% of the average daily net assets of the Defensive Growth Fund, Income Trends Fund, Absolute Return Fund and Quantitative Strategies Fund, respectively. For the six months ended December 31, 2012, the Defensive Growth Fund incurred $98,212 of management fees, before waiver and reimbursements described below. As of December 31, 2012, there was $9,677 due to the Manager for the Defensive Growth

AMERICA FIRST FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

December 31, 2012

SEMI-ANNUAL REPORT

(4)    INVESTMENT MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

(continued)

Fund. For the six months ended December 31, 2012, Income Trends Fund incurred $135,285 of management fees, before waiver and reimbursements described below. As of December 31, 2012, there was $21,471 due to the Manager for the Income Trends Fund. For the six months ended December 31, 2012, the Absolute Return Fund incurred $287,361 of management fees, before waiver and reimbursements described below. As of December 31, 2012, there was $28,582 due to the Manager for the Absolute Return Fund. For the six months ended December 31, 2012, the Quantitative Strategies Fund incurred $220,713 of management fees, before the waivers and reimbursements described below. As of December 31, 2012, there was $19,023 due to the Manager for the Quantitative Strategies Fund.

AFCM and the Funds have entered into an Expense Limitation Agreements under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; underlying fund expenses and extraordinary expenses) at 2.45% for Class A, 1.95% for Class I and 2.95% for Class U of the Defensive Growth Fund’s average daily net assets through October 31, 2013; at 2.20% for Class A, 1.70% for Class I and 2.70% for Class U of the Income Trends Fund’s average daily net assets through October 31, 2013; at 2.45% for Class A, 1.95% for Class I and 2.95% for the Class U of the Absolute Return Fund’s average daily net assets through October 31, 2013 and 1.50% for Class A and 2.25% for Class C of the Fund’s average daily net assets through October 31, 2013 for the Quantitative Strategies Fund. Each waiver or reimbursement by the Manager is subject to repayment by the Funds within the three fiscal years following the fiscal year in which those particular expenses are incurred, if the Funds are able to make the repayments without exceeding the expense limitations in effect at that time and the repayments are approved by the Board of Trustees. For the six months ended December 31, 2012, the Manager waived management fees of $33,766 for the Defensive Growth Fund. The Manager may recapture $23,101 and $74,769 no later than June 30, 2014 and June 30, 2015, respectively, subject to the terms of the Expense Limitation Agreement. For the six months ended December 31, 2012, the Manager waived management fees of $31,246 for the Income Trends Fund. The Manager may recapture $35,882 and $51,974 no later than June 30, 2014 and June 30, 2015, respectively, subject to the terms of the Expense Limitation Agreement. For the six months ended December 31, 2012, the Manager waived management fees of $31,197 for the Absolute Return Fund. The Manager may recapture $3,266 no later than June 30, 2015, subject to the terms of the Expense Limitation Agreement. For the six months ended December 31, 2012, the Manager waived management fees of $47,523 for the Quantitative Strategies Fund. The Manager may recapture $134,924, $138,204 and $109,711 no later than June 30, 2013, June 30, 2014 and June 30, 2015, respectively, subject to the terms of the Expense Limitation Agreement.

 The Trust has entered into a Management Services Agreement with MFund Services, LLC (“MFund”). Pursuant to the Management Services Agreement, MFund provides sponsorship, management and supervisory services. For MFund’s services to the Fund, the Fund pays MFund a base fee of $5,000 annually, an annualized asset based fee of 0.10% of average daily net assets up to $100 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses. For the six months ended December 31, 2012, the Funds incurred $71,217 for such fees.

A Trustee and Officer of the Trust is also the controlling member of MFund Services  [and Catalyst Capital Advisors LLC (an investment advisor to other series of the Trust)], and is not paid any fees directly by the Trust for serving in such capacities.

An officer of the Trust is also an employee of GFS, and is not paid any fees directly by the Trust for serving in such capacity.

Officers of the Trust and Trustees who are "interested persons" of the Trust or the Manager will receive no salary or fees from the Trust. Trustees who are not "interested persons" as that term is defined in the 1940 Act, will be paid a quarterly retainer of $250 per fund in the Trust and $500 per special board meeting attended at the discretion of the Chairman. The Chairman of the Trust’s Audit Committee receives an additional quarterly fee of $750. The fees paid to the Trustees are paid in Fund shares and allocated pro rata among the Funds in the complex. The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings

The Trust has adopted a Distribution Plan pursuant to rule 12b-1 under the 1940 Act for each class of shares, that allows the Funds to pay to the Manager a monthly fee for distribution and shareholder servicing expenses. Under the Plan, the Funds may pay up to 0.50% and for Class A and 1.00% for Class U, respectively, per year of its average daily net assets of the Defensive Growth Fund, the Income Trends Fund and the Absolute Return Fund for such distribution and shareholder service activities.  The Quantitative Strategies Fund may pay up to 0.25% for Class A and 1.00% for Class C, respectively, per year of its average daily net assets for such distribution and shareholder service activities.  The Manager may, in turn, pay such fees to dealers and other financial service organizations for eligible services provided by those parties to the Funds.  The Distribution Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

For the six months ended December 31, 2012, AFCM received $7,721, $9,041, $1,571 and $2,509 from Defensive Growth Fund, the Income Trends Fund, Absolute Return Fund and Quantitative Strategies Fund, respectively, in underwriter concessions from the sale of shares of the Funds.

AMERICA FIRST FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

December 31, 2012

SEMI-ANNUAL REPORT

(5)   REDEMPTION FEES

The Funds may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 90 days. The redemption fee is paid directly to the specific Fund in which the short-term redemption fee occurs.  For the period ended December 31, 2012, the Defensive Growth Fund, Income Trends Fund, Absolute Return Fund and Quantitative Strategies Fund assessed $1,221, $726, $1,339 and $2,491, respectively, in redemption fees.

(6)   DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the periods ended June 30, 2012 and June 30, 2011 were as follows:

As of June 30, 2012, the components of accumulated earnings/(deficit) on a tax basis were as follows:

The difference between book basis and tax basis unrealized depreciation, undistributed net investment income and accumulated net realized loss from investments and foreign currency transactions is primarily attributable to the tax deferral of losses on wash sales and adjustments for real estate investment trusts and grantor trusts.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The following Fund incurred and elected to defer such late year losses as follows:

AMERICA FIRST FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

December 31, 2012

SEMI-ANNUAL REPORT

(6)   DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

(continued)

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010.  The Act makes changes to several tax rules impacting the Funds, including unlimited carryover on future capital losses.  At June 30, 2012, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Permanent book and tax differences, primarily attributable to the book/ tax basis treatment of foreign currency gains/ (losses), net operating losses, short-term gains, adjustments for reclassification of return of capital distributions, passive foreign investment companies, real estate investment trusts, partnerships and grantor trusts and adjustments for the capitalization of in lieu dividend payments made in connection with short sales of stock that have not been held open for more than 45 days, resulted in reclassification for the period ended June 30, 2012 as follows:

(7)

PROXY VOTE

At a Special Meeting of Shareholders of the Funds held at the offices of Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788, on August 21, 2012, shareholders of record at the close of business on June 1, 2012 voted to approve the following proposal:

Proposal - To approve a proposed Agreement and Plan of Reorganization and Termination (“Reorganization”) pursuant to which the Funds would reorganize into separate series of AmericaFirst Quantitative Funds (“AmericaFirst Trust”), an investment company newly organized as a Delaware statutory trust, under which each existing Fund would transfer all assets into a corresponding newly created series of AmericaFirst Trust:

AmericaFirst Defensive Growth Fund

Votes in Favor	Votes Against	Abstained
644,399	22,451	98,617

AmericaFirst Income Trends Fund

Votes in Favor	Votes Against	Abstained
1,194,976	20,717	148,835

AmericaFirst Absolute Return Fund

Votes in Favor	Votes Against	Abstained
2,432,807	79,599	475,297

AmericaFirst Quantitative Strategies Fund

Votes in Favor	Votes Against	Abstained
3,534,238	54,252	505,591

AMERICA FIRST FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

December 31, 2012

SEMI-ANNUAL REPORT

(8)

PAYMENTS BY AFFILIATES AND NET GAINS (LOSSES) REALIZED ON TRADING ERROR

As a result of a trade error by the Manager, the Quantitative Strategies Fund incurred an aggregate loss of $349 and which was reimbursed by the Manager, resulting in a net loss to the Fund of $0.

(9)

NEW ACCOUNTING PRONOUNCEMENT

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.  The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact this amendment may have on the Funds’ financial statements.

(10)

SUBSEQUENT EVENTS

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statements of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.

The Reorganization of the Funds into AmericaFirst Quantitative Funds occurred on January 4, 2013.

Management has determined that there were no other subsequent events to report through the issuance of these financial statements.

Additional Information (Unaudited)

Reference is made to the Prospectus and the Statements of Additional Information for descriptions of the Management Agreements, Services Agreements and Distribution (12b-1) Plans, tax aspects of the Funds and the calculations of the net asset value of shares of the Funds.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission
(the “Commission”) for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov.  The Funds’ Form N-Qs may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC.  Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-217-8363; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-877-217-8363; and on the Commission’s website at http://www.sec.gov.

Board Deliberations Regarding Renewal of the Management Agreement with respect to the AmericaFirst Absolute Return Fund, AmericaFirst Defensive Growth Fund,  AmericaFirst Income Trends Fund and AmericaFirst Quantitative Strategies Fund  (Unaudited)

The Board of Trustees of Mutual Fund Series Trust (the “Trust”), including the Independent Trustees, unanimously renewed the Management Agreement between the Trust, on behalf of the AmericaFirst Absolute Return Fund, AmericaFirst Defensive Growth Fund,  AmericaFirst Income Trends Fund and AmericaFirst Quantitative Strategies Fund  (each a “Fund” and collectively, the “Funds”), and AmericaFirst Capital Management, LLC (“AFCM” or the “Adviser”) at a meeting of the Board of Trustees held on January 26, 2012.  In connection with their deliberations, the Board reviewed materials prepared by Adviser with respect to the Funds.

Nature, Extent and Quality of Services.  As to the nature, extent and quality of the services provided by AFCM to the Funds, the Trustees reviewed AFCM’s Form ADV, which provided information on the corporate structure, officers, owners, and compliance record of AFCM.  The Trustees noted that AFCM had adopted a compliance program to monitor and review investment decisions and to prevent and detect violations of the Funds’ investment policies and limitations, as well as federal securities laws.  The Board then noted that it had reviewed financial information about the firm provided by AFCM.  The Trustees considered the investment experience of the portfolio manager for the Funds, as well as the quality of the administrative services provided by AFCM.  The Trustees concluded that the adviser has provided a level of service consistent with the Board’s expectations.

Performance.  As to the Funds’ performance, the Board referred to materials from AFCM regarding the past performance of each Fund for the one- and three-month periods and one- and three-year periods, as applicable, as well as since inception.  The Board also noted that the Quantitative Strategies Fund was rated by Morningstar as a “5-Star” rated fund and has earned Lipper’s highest ranking in three separate categories.  As a result of its review of the Funds’ performance, the Board concluded that the performance of the Funds was acceptable.

Fees and Expenses.  As to comparative fees and expenses, the Trustees considered the management fees paid by each Fund and compared them to management fees paid by a peer group of similarly managed funds selected by AFCM.  The Trustees also compared the total expense ratio of each Fund with the expense ratios of the funds in the peer group  The Board noted that each Fund’s expense ratio was below the average for funds in the respective peer group.  They also noted that each Fund’s management fee was above the average for funds in the respective peer group, but in line with or lower than certain funds in the peer group.  The Trustees concluded that each Fund’s management fee was acceptable in light of the quality of services each Fund receives from AFCM, each Fund’s performance and the level of fees paid by funds in each peer group.

Profitability.  As to the costs of the services to be provided and the profits to be realized by AFCM, the Trustees reviewed financial information provided by AFCM, and noted that AFCM is participating in expense cap arrangements.  Based on their review, the Trustees concluded that they were satisfied that AFCM’s level of profitability from its relationship with the Funds was not excessive.

Economies of Scale. As to economies of scale, the Trustees noted that the Management Agreement does not contain breakpoints that reduce the fee rate on assets above specified levels.  The Trustees agreed that breakpoints may be an appropriate way for AFCM to share its economies of scale with the Funds and their respective shareholders if a Fund experiences a substantial growth in assets.  However, the Trustees recognized that the Funds had not yet reached asset levels where AFCM could realize significant economies of scale and thus a discussion regarding economies of scale was not relevant at this time.  Consequently, the Trustees concluded that the absence of breakpoints was acceptable under the circumstances.

Conclusion.  As a result of their considerations, the Trustees, including the Independent Trustees, unanimously determined that continuation of the Management Agreement between the Trust and AFCM is in the best interests of each of the Funds and its respective shareholders.  Accordingly, the Board of Trustees, by separate vote of the Independent Trustees and the entire Board of Trustees, unanimously approved the renewal of the Management Agreement.

MANAGER AmericaFirst Capital Management, LLC 8150 Sierra College Blvd. Suite 290 Roseville, CA 95661 ADMINISTRATOR Gemini Fund Services, LLC 17605 Wright Street, Suite 2 Omaha, NE 68130

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Mutual Fund Series Trust

By (Signature and Title)

/s/ Jerry Szilagyi

       Jerry Szilagyi, President

Date

3/8/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Jerry Szilagyi

        Jerry Szilagyi, President

Date

3/8/13

By (Signature and Title)

/s/ Erik Naviloff

       Erik Naviloff, Treasurer

Date

3/8/13